Mast Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of January 31, 2026 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 79.3%
	MONEY MARKET INVESTMENTS — 41.9%
$14,168,379	UMB Bank, Money Market Special II Deposit Investment, 3.43%(a),(b)	$14,168,379

	TREASURY BILLS — 37.4%
	United States Treasury Bill
2,250,000	3.77%, 2/19/2026(b),(c)	2,246,175
2,250,000	3.87%, 3/19/2026(b),(c)	2,239,774
2,250,000	3.85%, 4/16/2026(b),(c)	2,233,643
2,000,000	3.87%, 5/14/2026(c)	1,980,016
2,000,000	3.84%, 6/11/2026(c)	1,974,702
2,000,000	3.85%, 7/9/2026(c)	1,969,182
		12,643,492
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $26,803,424)	26,811,871

	TOTAL INVESTMENTS — 79.3%
	(Cost $26,803,424)	26,811,871

	Other Assets in Excess of Liabilities — 20.7%	7,012,441
	TOTAL NET ASSETS — 100.0%	$33,824,312

(a)	The rate is the annualized seven-day yield at period end.
(b)	All or a portion of this investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.
(c)	Treasury bill discount rate.

Mast Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

FUTURES CONTRACTS

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Long Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CMX Copper[1]	March 2026	16	2,369,600	157,986
CMX Gold[1]	April 2026	12	5,694,120	118,058
CMX Silver[1]	March 2026	4	1,570,620	349,888
ICE Brent Crude Oil[1]	May 2026	3	205,830	(314)
ICE Low Sulphur Gas[1]	March 2026	1	72,950	(1)
LME Lead[1]	March 2026	8	398,224	(98)
LME Primary Aluminum[1]	March 2026	23	1,804,298	108,134
LME Primary Nickel[1]	March 2026	9	963,949	117,430
LME Zinc[1]	March 2026	11	938,273	79,951
NYMEX Natural Gas[1]	March 2026	5	217,700	8,668
NYMEX RBOB Gasoline[1]	March 2026	1	81,572	(28)
NYMEX WTI Crude Oil[1]	March 2026	2	130,420	(215)

Currency Futures
Brazilian Real	March 2026	137	2,592,725	(19,151)
CME Australian Dollar	March 2026	55	3,834,600	165,978
CME British Pound	March 2026	99	8,475,019	71,833
CME Canadian Dollar	March 2026	92	6,783,160	(30,103)
CME Euro	March 2026	64	9,514,400	(67,420)

Index Futures
E-Mini Industrial Select Sector	March 2026	3	502,110	29,454
E-Mini Technology Select Sector	March 2026	5	1,456,200	(21,491)
EUX Euro STOXX 50	March 2026	22	1,494,032	52,650
Hang Seng Index	February 2026	16	2,802,547	69,922
ICF FTSE 100 Index	March 2026	16	2,230,930	91,152
Nikkei Stock Index	March 2026	8	2,832,361	111,882

Interest Rate Futures
ICF Long Gilt	March 2026	18	2,237,745	(32,077)
		630	59,203,385	1,362,088

Mast Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Short Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Corn[1]	March 2026	(46)	(984,975)	25,601
CBOT Soybean[1]	March 2026	(19)	(1,011,038)	(4,740)
CBOT Soybean Meal[1]	March 2026	(18)	(528,480)	15,176
CBOT Soybean Oil[1]	March 2026	(18)	(577,908)	(52,013)
CBOT Wheat[1]	March 2026	(32)	(860,800)	(46,308)
LME Lead[1]	March 2026	(1)	(49,778)	628
LME Primary Aluminum[1]	March 2026	(4)	(313,791)	(3,599)
LME Primary Nickel[1]	March 2026	(1)	(107,105)	(5,230)
LME Zinc[1]	March 2026	(1)	(85,298)	(5,443)
NYBOT Cocoa[1]	March 2026	(5)	(208,250)	37,276
NYBOT Coffee 'C'[1]	March 2026	(4)	(498,375)	24,127
NYBOT Cotton #2[1]	March 2026	(9)	(284,265)	2,411
NYBOT Sugar #11[1]	March 2026	(33)	(527,419)	18,299

Currency Futures
CME Japanese Yen	March 2026	(40)	(3,246,750)	(20,127)

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	March 2026	(43)	(4,808,610)	(3,818)
CBOT 2-Year U.S. Treasury Note	March 2026	(144)	(30,022,875)	(19,181)
CBOT Ultra Long-Term U.S. Treasury Bond	March 2026	(42)	(4,932,375)	17,678
EUX Euro-Bund	March 2026	(51)	(7,459,397)	(2,517)
EUX Euro-Schatz	March 2026	(109)	(13,297,552)	(20,691)
OSE Japanese 10-Year Bond	March 2026	(9)	(7,854,708)	100,128
		(629)	(77,659,749)	57,657

TOTAL FUTURES CONTRACTS			$(18,456,364)	$1,419,745

[1]	This investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.